Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Intangible Assets (Textual) [Abstract]
Amortization expense, deposit base intangible for 2013	$ 783
Amortization expense, deposit base intangible for 2014	718
Amortization expense, deposit base intangible for 2015	0
Amortization expense, deposit base intangible for 2016	0
Amortization expense, deposit base intangible for 2017	0
Amortization expense, deposit base intangible thereafter	$ 0